27. EMPLOYEE BENEFITS (Details 9) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Allocation of plan assets	R$ 3,403,906	R$ 3,305,356	R$ 3,193,493
Allocation of plan assets percent	100.00%	100.00%
Variable income
Disclosure of defined benefit plans [line items]
Allocation of plan assets	R$ 141,705	R$ 50,966
Allocation of plan assets percent	4.16%	1.54%
Fixed income
Disclosure of defined benefit plans [line items]
Allocation of plan assets	R$ 3,050,099	R$ 3,085,783
Allocation of plan assets percent	89.61%	93.36%
Real estate
Disclosure of defined benefit plans [line items]
Allocation of plan assets	R$ 52,091	R$ 44,083
Allocation of plan assets percent	1.53%	1.33%
Others
Disclosure of defined benefit plans [line items]
Allocation of plan assets	R$ 160,011	R$ 124,524
Allocation of plan assets percent	4.70%	3.77%